UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
               June 13, 2012 to July 12, 2012

     Commission File Number of issuing entity: 333-177354-01

             UBS Commercial Mortgage Trust 2012-C1
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
                Archetype Mortgage Funding II LLC
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                          45-5480507
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable
Class A-S           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         NONE

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         Deutsche Bank Trust Company Americas ("Deutsche Bank") currently acts As trustee and certificate administrator ("Trustee") on behalf of the Issuing Entity. Section 8.06 of the Pooling and Servicing Agreement requires the Trustee to maintain a rating on its unsecured long term debt of at least "A-" by Fitch, Inc. ("Fitch") and "A1" by Moody's Investors Service, Inc. ("Moody's"), and have a rating on its short-term unsecured debt obligations of at least "F1" by Fitch and "P-1" by Moody's, or has been assigned such other ratings as are acceptable to the Rating Agencies (as defined in the Pooling and Servicing Agreement). On July 6, 2012, Moody's lowered Deutsche Bank's long-term deposit ratings from Aa3 to A2. As a result of the July 6, 2012 downgrade, the Trustee currently does not meet the minimum ratings requirements set forth in Section 8.06 of the Pooling and Servicing
         Agreement.   Deutsche Bank has informed the Depositor that it intends
         to request a No Downgrade Confirmation (as defined in the Pooling and Servicing Agreement) from Moody's to satisfy the requirements set forth in Section 8.06 of the Pooling and Servicing Agreement.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS Commercial Mortgage Trust 2012-C1, relating to the July 12, 2012 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Nass
Name:   David Nass
Title:  Managing Director


/s/ David Schell
Name:   David Schell
Title:  Director


Date: July 24, 2012

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2012-C1, relating to the July 12, 2012 distribution.